UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks
Aluminum 1.7%
Alcoa Corp.*	240,644	$ 7,142,314
Constellium NV (Class A Stock)*	1,109,723	9,144,117
		16,286,431
Coal & Consumable Fuels 0.6%
Whitehaven Coal Ltd. (Australia)(a)	1,627,247	5,862,579
Copper 6.7%
ERO Copper Corp. (Canada)*	672,492	6,597,223
First Quantum Minerals Ltd. (Zambia)	1,715,295	19,855,883
Freeport-McMoRan, Inc.(a)	639,545	7,444,304
Lundin Mining Corp. (Chile)	3,581,678	16,355,316
Southern Copper Corp. (Peru)	435,113	14,628,499
		64,881,225
Diversified Chemicals 0.9%
Chemours Co. (The)	247,591	8,851,378
Diversified Metals & Mining 12.9%
Anglo American PLC (South Africa)(a)	1,115,082	28,496,770
BHP Group Ltd. (Australia), ADR(a)	530,017	27,131,570
China Molybdenum Co. Ltd. (China) (Class H Stock)	10,161,881	4,148,563
Glencore PLC (Switzerland)*	4,316,951	17,573,309
Hudbay Minerals, Inc. (Canada)	1,323,484	7,927,105
Rio Tinto PLC (Australia), ADR(a)	357,902	20,139,145
Teck Resources Ltd. (Canada) (Class B Stock)	784,174	19,102,479
		124,518,941
Electrical Components & Equipment 2.1%
GrafTech International Ltd.	886,533	11,711,101
Sunrun, Inc.*(a)	621,082	8,260,391
		19,971,492
Fertilizers & Agricultural Chemicals 2.7%
FMC Corp.	143,376	11,441,405
Nutrien Ltd. (Canada)	282,981	14,664,075
		26,105,480

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold 7.1%
Agnico Eagle Mines Ltd. (Canada)(a)	482,540	$ 21,029,093
Alacer Gold Corp.*	3,158,225	7,282,942
Algold Resources Ltd. (Canada), 144A*	4,379	800
Axmin, Inc. (Canada)*	666,158	101,398
Barrick Gold Corp. (Canada)	1,724,572	23,092,019
Newmont Mining Corp.	498,557	17,005,779
		68,512,031
Integrated Oil & Gas 9.7%
BP PLC (United Kingdom), ADR(a)	633,325	26,042,324
Equinor ASA (Norway), ADR(a)	571,702	13,023,372
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	796,261	24,656,541
Suncor Energy, Inc. (Canada)(a)	917,866	29,665,429
		93,387,666
Oil & Gas Drilling 1.8%
Independence Contract Drilling, Inc.*	1,722,043	5,889,387
Patterson-UTI Energy, Inc.	394,322	4,783,126
Rowan Cos. PLC (Class A Stock)*(a)	547,059	6,668,649
		17,341,162
Oil & Gas Equipment & Services 8.2%
Cactus, Inc. (Class A Stock)*	262,010	8,599,168
Halliburton Co.	353,785	11,094,698
ProPetro Holding Corp.*(a)	760,657	12,429,135
Schlumberger Ltd.	282,772	12,501,350
Select Energy Services, Inc. (Class A Stock)*(a)	671,767	5,710,020
Solaris Oilfield Infrastructure, Inc. (Class A Stock)(a)	477,032	7,174,561
TechnipFMC PLC (United Kingdom)(a)	966,036	22,180,187
		79,689,119
Oil & Gas Exploration & Production 25.2%
Aker BP ASA (Norway)	203,435	6,776,755
Anadarko Petroleum Corp.	628,247	29,734,930
Concho Resources, Inc.*(a)	261,371	31,322,701
Continental Resources, Inc.*(a)	451,713	20,855,589
Devon Energy Corp.	520,940	13,883,051
Diamondback Energy, Inc.	154,550	15,937,196
EOG Resources, Inc.(a)	371,573	36,860,042
Kosmos Energy Ltd. (Ghana)*(a)	1,927,442	9,887,777
Lekoil Ltd. (Nigeria)*	23,939,552	3,303,334

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Noble Energy, Inc.	1,004,433	$ 22,439,033
Parsley Energy, Inc. (Class A Stock)*	307,597	5,715,152
Pioneer Natural Resources Co.	74,236	10,565,268
Range Resources Corp.	1,071,001	11,813,141
Sintana Energy, Inc. (Canada)*	637,992	53,411
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	109,251
WPX Energy, Inc.*	2,033,426	24,929,803
		244,186,434
Oil & Gas Refining & Marketing 5.2%
Marathon Petroleum Corp.	421,868	27,952,974
Valero Energy Corp.	250,215	21,973,881
		49,926,855
Oil & Gas Storage & Transportation 5.8%
Cheniere Energy, Inc.*	327,528	21,502,213
Kinder Morgan, Inc.	1,066,852	19,310,021
Targa Resources Corp.	366,888	15,779,853
		56,592,087
Packaged Foods & Meats 0.6%
Adecoagro SA (Argentina)*	760,897	5,798,035
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—
Renewable Electricity 0.7%
NextEra Energy Partners LP	163,369	6,560,899
Semiconductors 0.5%
First Solar, Inc.*	94,903	4,801,143
Silver 0.8%
Wheaton Precious Metals Corp. (Canada)(a)	368,247	7,762,647
Specialty Chemicals 1.2%
Albemarle Corp.(a)	99,065	7,997,518
Celanese Corp.(a)	41,432	3,967,528
		11,965,046

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Steel 1.7%
Steel Dynamics, Inc.	265,962	$ 9,731,550
Warrior Met Coal, Inc.	250,230	7,189,108
		16,920,658

Total Long-Term Investments (cost $810,796,104)		929,921,308

Short-Term Investments 14.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	39,131,765	39,131,765
PGIM Institutional Money Market Fund (cost $103,452,100; includes $103,311,397 of cash collateral for securities on loan)(b)(w)	103,447,349	103,468,038

Total Short-Term Investments (cost $142,583,865)		142,599,803

TOTAL INVESTMENTS 110.9% (cost $953,379,969)		1,072,521,111
Liabilities in excess of other assets (10.9)%		(105,073,228)

Net Assets 100.0%		$ 967,447,883

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR — American Depositary Receipt
Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,664,886; cash collateral of $103,311,697 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$ 16,286,431	$ —	$—
Coal & Consumable Fuels	—	5,862,579	—
Copper	64,881,225	—	—
Diversified Chemicals	8,851,378	—	—
Diversified Metals & Mining	74,300,299	50,218,642	—
Electrical Components & Equipment	19,971,492	—	—
Fertilizers & Agricultural Chemicals	26,105,480	—	—
Gold	68,512,031	—	—
Integrated Oil & Gas	68,731,125	24,656,541	—
Oil & Gas Drilling	17,341,162	—	—
Oil & Gas Equipment & Services	79,689,119	—	—
Oil & Gas Exploration & Production	234,106,345	10,080,089	—
Oil & Gas Refining & Marketing	49,926,855	—	—
Oil & Gas Storage & Transportation	56,592,087	—	—
Packaged Foods & Meats	5,798,035	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	6,560,899	—	—
Semiconductors	4,801,143	—	—
Silver	7,762,647	—	—
Specialty Chemicals	11,965,046	—	—
Steel	16,920,658	—	—

Affiliated Mutual Funds	142,599,803	—	—
Total	$981,703,260	$90,817,851	$—
Country Allocation:
The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows (unaudited):
United States (including 10.7% of collateral for securities on loan)	70.0%
Canada	13.5
Australia	5.5
United Kingdom	5.0
South Africa	3.0
Netherlands	2.6
Zambia	2.0
Norway	2.0
Switzerland	1.8
Chile	1.7%
Peru	1.5
Ghana	1.0
Argentina	0.6

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Country Allocation (continued):
China	0.4%
Nigeria	0.3
110.9
Liabilities in excess of other assets	(10.9)
100.0%

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset

Notes to Schedule of Investments (unaudited)
values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.